Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Personnel Expenses by Functions
Personnel expenses are attributable to the following functions:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Network operations and support	38,574	40,388	42,214
Selling, general and administrative	17,469	19,348	21,353

	56,043	59,736	63,567